Contingent Consideration - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 11, 2021
Fair Value Measurements
Contingent consideration			$ 868	$ 999	$ 899
Common stock issuance for acquisition (in shares)				11,300,000		7,400,000
Common Stock
Fair Value Measurements
Common stock issuance for acquisition (in shares)	6,733,497	10,181,299	0	18,926,413	13,056,055	37,966,908
DBOT
Fair Value Measurements
Contingent consideration			$ 649	$ 649	$ 649
Tree Technologies
Fair Value Measurements
Contingent consideration			119	250	250
Solectrac
Fair Value Measurements
Contingent consideration			100	100			$ 2,400
Level I
Fair Value Measurements
Contingent consideration				0	0
Level I | DBOT
Fair Value Measurements
Contingent consideration				0	0
Level I | Tree Technologies
Fair Value Measurements
Contingent consideration				0	0
Level I | Solectrac
Fair Value Measurements
Contingent consideration				0
Level II
Fair Value Measurements
Contingent consideration				0	0
Level II | DBOT
Fair Value Measurements
Contingent consideration				0	0
Level II | Tree Technologies
Fair Value Measurements
Contingent consideration				0	0
Level II | Solectrac
Fair Value Measurements
Contingent consideration				0
Level III
Fair Value Measurements
Contingent consideration			868	999	899
Level III | DBOT
Fair Value Measurements
Contingent consideration			649	649	649
Level III | Tree Technologies
Fair Value Measurements
Contingent consideration			119	250	$ 250
Level III | Solectrac
Fair Value Measurements
Contingent consideration			$ 100	$ 100